Note 31 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
	Predecessor	Successor
[Net income (loss) in US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Basic net income (loss) per share	2016	2016	2017	2018

Net income (loss) attributable to the owners of the parent	(8,106)	(7,704)	6,064	35,160

Issued ordinary shares at beginning of period	190,250,000	190,250,000	190,250,000	190,250,000
Effect of shares issued	—	—	—	12,504,070
Effect of treasury shares held	—	—	—	(133,681)
Basic weighted-average number of ordinary shares in the period	190,250,000	190,250,000	190,250,000	202,620,388

Basic net income (loss) per share, US$	(0.043)	(0.040)	0.032	0.174

	Predecessor	Successor
[Net income (loss) in US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Diluted net income (loss) per share	2016	2016	2017	2018

Net income (loss) attributable to the owners of the parent	(8,106)	(7,704)	6,064	35,160

Basic weighted-average number of ordinary shares	190,250,000	190,250,000	190,250,000	202,620,388
Effect of employee equity grants	—	—	2,449,186	6,107,813
Diluted weighted-average number of ordinary shares in the period	190,250,000	190,250,000	192,699,186	208,728,202

Diluted net income per share, US$	(0.043)	(0.040)	0.031	0.168

	Predecessor	Successor
[Net income (loss) in US$ thousands]	Period from January 1 to November 3,	Period from July 26 to December 31,	Year ended December 31,	Year ended December 31,
Net income (loss) per ADS, basic and diluted	2016	2016	2017	2018

Net income (loss) attributable to the owners of the parent	(8,106)	(7,704)	6,064	35,160

ADS equivalent of basic weighted-average number of ordinary shares	95,125,000	95,125,000	95,125,000	101,310,194
ADS equivalent of diluted weighted-average number of ordinary shares	95,125,000	95,125,000	96,349,593	104,364,101

Basic net income (loss) per ADS, US$	(0.085)	(0.081)	0.064	0.347
Diluted net income (loss) per ADS, US$	(0.085)	(0.081)	0.063	0.337